Employee Benefits	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Employee Benefits
20.	Employee Benefits

(1)	Overview of retirement benefit plans

The retirement benefit plans that the Group offers to its employees include lump-sum retirement payment plans, defined benefit plans, and defined contribution plans.

Under the lump-sum retirement payment plans, the Group makes lump-sum payments to eligible employees upon their retirement. The amount of benefits under these plans is determined mainly based on the employee’s base salary and years of service at retirement.

The Group also has defined benefit plans that are corporate pension plans in compliance with the Defined-Benefit Corporate Pension Act of Japan and provides benefit payments to eligible employees over a certain period of time after retirement. The amount of benefits under these plans is determined mainly based on the employee’s base salary and years of service at retirement.

The management of plan assets for defined benefit plans aims to maximize the value of the plan assets within an acceptable level of risk in order to ensure stable future pension benefit payments to the plan participants and qualified beneficiaries. Specifically, the plan establishes a medium and long-term investment portfolio taking into consideration of the characteristics of the plan assets and pension obligations. This investment portfolio is reviewed periodically and adjusted for changes in the market environment and funding position since initial assumptions has been set out.

Under the defined contribution plans, the responsibility of the Company and its subsidiaries is limited to contributions based on the amount determined in the retirement benefits policies of each participating company.

(2)	Reconciliation of the present value of the defined benefit obligations

The changes in the present value of the defined benefit obligations for the Group are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	619,280	650,749
Current service cost	34,137	34,168
Interest cost	2,610	2,591
Actuarial gains and losses	6,183	296
Past service cost	(54)	(5,700)
Benefits paid	(48,542)	(55,624)
Other	17,137	(7,199)
Balance at end of the year	630,754	619,280

The weighted average duration of the defined benefit obligations for the years ended March 31, 2019 and 2018 is 11.9 years and 11.5 years, respectively.

(3)	Reconciliation of the fair value of the plan assets

The changes in the fair value of the plan assets for the Group are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Balance at beginning of the year	554,671	545,072
Interest income	2,986	2,788
Return on plan assets, excluding interest income	(457)	29,550
Employer contributions	13,903	13,765
Benefits paid	(29,682)	(34,637)
Other	(15,174)	(1,866)
Balance at end of the year	526,246	554,671

The Group expects to contribute 12,461 million yen to the defined benefit plans for the year ending March 31, 2020.

(4)	The components of the fair value of plan assets by asset category

The components of the fair value of plan assets by asset category are as follows:

	(Millions of Yen)
	As of March 31, 2019		As of March 31, 2018
	With quoted market price in an active market	With no quoted market price in an active market	With quoted market price in an active market	With no quoted market price in an active market
Bonds	80,469	—	83,441	—
Equity investments	208,456	—	249,400	—
Cash and cash equivalents	43,857	—	32,799	—
General accounts at life insurance company	—	126,547	—	123,396
Other	—	66,915	—	65,633

Total	332,783	193,463	365,641	189,030

(5)	Significant actuarial assumptions

The significant actuarial assumptions used to determine the present value of defined benefit obligations for the Company are as follows:

	As of March 31, 2019	As of March 31, 2018
Discount rate	0.3%	0.3%

(6)	Sensitivity analysis

The effects on defined benefit obligations of increase in the discount rates are as follows:

(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Effects of incremental increase in discount rate by 0.5%	33,151 million yen decrease	32,049 million yen decrease

The sensitivity analysis assumes that other assumptions remain unchanged.

(7)	Defined contribution plans

The amounts recognized as expenses for defined contribution plans are 6,557 million yen, 5,008 million yen and 4,926 million yen for the years ended March 31, 2019, 2018 and 2017, respectively.

(8)	Employee benefits expenses

The Group incurred employee benefits expenses of 869,640 million yen, 831,273 million yen and 753,712 million yen for the years ended March 31, 2019, 2018 and 2017, respectively. These expenses are included in “Cost of sales” and “Selling, general and administrative expenses” in the consolidated statements of profit or loss.

Salary, bonus, statutory health and welfare benefits and retirement benefits expenses are included in employee benefits expenses.